Real Estate Real Estate Acquisitions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquired Properties	21	16
Units - acquired	6,198	4,445
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 1,597,111,000	$ 1,554,570,000	$ 9,200,000
Land purchase price	76,100,000
Business Acquisition, Percentage of Voting Interests Acquired		75.00%
Consolidated Rental Properties [Member]
Acquired Properties	21	16
Units - acquired	6,198	4,445
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,383,048,000	1,485,701,000
Land Parcel [Member]
Land parcels acquired	7	6
Units - acquired	0	0
Business Acquisition, Cost of Acquired Entity, Purchase Price	202,313,000	68,869,000
Unaffiliated Parties [Member]
Acquired Properties	0
Units - acquired	0
Business Acquisition, Cost of Acquired Entity, Purchase Price	11,750,000
Joint Venture Partner [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	75,700,000
Land purchase price	57,900,000
Unconsolidated Rental Properties [Member]
Units - acquired		1,811
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 105,100,000
Unconsolidated Properties Acquired		7